CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,016)	$ (2,148)	$ (8,124)
Income (loss) from discontinued operations	(996)	2,787	(1,509)
Loss from continuing operations	(8,020)	(4,935)	(6,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	734	620	713
Amortization of deferred financing costs	325	202
Bad debt expense	46	158	138
Deferred income taxes	(10)	18	(151)
Equity loss from investment in affiliate			675
Loss on sale of property and equipment			31
Write-off of receivable from United States Transportation Security Administration			3,000
Reduction in liability to United States Department of Labor			(1,545)
Stock-based compensation	63
Changes in assets and liabilities:
Accounts receivable, net	(1,230)	(12)	(1,081)
Prepaid expenses and other current assets	(192)	(243)	307
Other assets	3	219	(216)
Accounts payable	512	986	13
Accrued expenses and other current liabilities	1,157	1,042	2,419
Income taxes payable	152	(1,849)	(303)
Liability to United States Department of Labor	(268)	(340)	(100)
Other liabilities	(92)	51	(92)
Net cash used in discontinued operations	(1,296)	(2,268)	(2,542)
Net cash used in operating activities	(8,116)	(6,351)	(5,349)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(643)	(843)	(562)
Investment in affiliate			(675)
Proceeds from sale of property and equipment	39		156
Change in restricted cash	(530)	125	295
Net cash used in discontinued operations		(8)	(23)
Net cash used in investing activities	(1,134)	(726)	(809)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings (repayments) under old line of credit, net		(6,600)	530
Borrowings under new line of credit, net	510	8,086
Net proceeds from convertible notes payable to related party	6,863	6,741	5,372
Payment of financing costs		(450)
Net cash provided by financing activities	7,373	7,777	5,902
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	357	(719)	112
DECREASE IN CASH AND CASH EQUIVALENTS	(1,520)	(19)	(144)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	2,741	2,760	2,904
CASH AND CASH EQUIVALENTS, END OF YEAR	1,221	2,741	2,760
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Cashless exercise of stock options		17
Accrued financing costs included in accrued expenses and other current liabilities		137
Accrued financing costs included in other liabilties		63
Conversion of convertible notes payable to related party into common stock			250
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for interest	613	532	439
Cash paid during the year for income taxes	$ 183	$ 358	$ 88